Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2018	$ 274,536	$ 451,151	$ (15,252)		$ (211,623)
Stock options and share units exercised	681	(139)
Issuance of common shares, net of issuance costs (Note 15)
Acquisitions (Note 3)	1,536
Stock-based compensation expense (Note 17)		3,710
Other comprehensive income (loss), net of income taxes			(9,949)
Net income					31,277	$ 31,277
Balance at Jan. 31, 2019	276,753	454,722	(25,201)	$ 7,579	(172,767)	533,507
Stock options and share units exercised	1,788	(362)
Issuance of common shares, net of issuance costs (Note 15)	236,568
Acquisitions (Note 3)	9,045
Stock-based compensation expense (Note 17)		4,909
Other comprehensive income (loss), net of income taxes			(743)
Net income					36,997	36,997
Balance at Jan. 31, 2020	524,154	459,269	(25,944)		(135,770)	821,709
Stock options and share units exercised	7,671	(1,480)
Issuance of common shares, net of issuance costs (Note 15)
Acquisitions (Note 3)
Stock-based compensation expense (Note 17)		6,313
Other comprehensive income (loss), net of income taxes			24,755
Net income					52,100	52,100
Balance at Jan. 31, 2021	$ 531,825	$ 464,102	$ (1,189)		$ (83,670)	$ 911,068